Revenue - Contract Balances - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accumulated cost	₩ 30,691,333	₩ 29,168,745
Accumulated contract profit	2,462,231	2,262,854
Accumulated contract loss	(1,244,787)	(1,262,933)
Accumulated contract revenue	₩ 31,908,777	₩ 30,168,666